INVESTMENTS IN AFFILIATE - Narrative (Details) $ in Millions		12 Months Ended
	Jul. 12, 2018 USD ($)	Dec. 31, 2020 $ / barrel
Investments in and Advances to Affiliates [Line Items]
Crude oil, sale price | $ / barrel		60
Perenco and SNH
Investments in and Advances to Affiliates [Line Items]
Liquefaction trains, contractual term	8 years
Hilli LLC | Golar, Keppel, and B&V
Investments in and Advances to Affiliates [Line Items]
Portion of net lease obligations	50.00%
Series A Preferred Stock | Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Entitlement to distributions		100.00%
Series B Preferred Stock | Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Entitlement to distributions		95.00%
Portion of LNG production capacity used to calculate distributions		50.00%
Common Stock | Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Entitlement to distributions		5.00%
Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Business acquisition, percentage of interests acquired	50.00%	50.00%
Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Equity method investment, aggregate cost | $	$ 658